Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of sales allowances and related accruals

The following table provides a summary of the Company’s sales allowances and related accruals for the year ended December 31, 2022 which have been deducted in arriving at revenues, net.

	December 31,	Allowances for	Payments &	December 31,
	2021	current period sales	credits	2022
Customer credits, discounts and allowances (contra accounts receivable)	$371	$5,891	$(3,268)	$2,994
Rebates and co-pay assistance (accrued expenses)	669	4,434	(2,771)	2,332
Total	$1,040	$10,325	$(6,039)	$5,326

Schedule of outstanding potentially dilutive securities excluded from calculation of diluted net loss per share

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share for the three and nine months ended September 30, 2023 and 2022, respectively, because to do so would be anti-dilutive (in common equivalent shares):

	September 30,
	2023	2022
Common stock warrants	4,484,077	36,691
Unvested restricted stock units	135,037	142
Common stock options	43,510	5,778
Total	4,662,624	42,611

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share for the years ended December 31, 2022, 2021 and 2020, respectively, because to do so would be anti-dilutive (in common equivalent shares):

	Year Ended December 31,
	2022	2021	2020
Common stock warrants	56,501,249	379,583	35,000
Unvested restricted stock units	6,461	8,325	3,995
Common stock options	397,818	259,145	212,977
Total	56,905,528	647,053	251,972